COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 245,451	¥ 165,420	¥ 128,153
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	8,234	6,808	6,283
Depreciation	1,119	1,188	697
Reduction in the carrying amount of the right-of-use assets	4,984
Allowance for doubtful account	4,842
Gains on sale of short-term investments	(714)	(4,842)	(2,129)
Change in fair value of warrants	1,152
(Gain) loss on disposal of property and equipment	2	(6)	(42)
Changes in operating assets and liabilities:
Accounts receivable	(13,551)	(7,239)	(2,308)
Prepayments to and amounts due from related parties	(4,820)	(1,970)
Prepaid expenses and other current assets	(3,871)	(321)	1,231
Accounts payable	2,660	1,494	1,770
Amounts due to related parties	7,028	680	(350)
Deferred revenue	60,272	13,622	38,651
Income tax payable	8,916	(8,128)	7,155
Accrued expenses and other liabilities	4,384	20,329	13,001
Long-term lease liabilities	(14,930)
Other non-current liabilities	22,881	15,484
Net cash provided by operating activities	334,039	202,519	192,112
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(340,000)	(1,300,000)	(500,000)
Proceeds from sales of short-term investments	215,714	1,304,842	502,129
Purchase of property and equipment	(63)	(65)	(2,121)
Proceeds from disposal of property and equipment	1	26	112
Net cash provided by (used in) investing activities	(124,348)	4,803	120
CASH FLOWS FROM FINANCING ACTIVITIES
Cash advance from related parties			3,815
Repayment of cash advances from related parties		(3,815)
Net transfers to the Parent Company	(160,194)	(270,570)	(336,751)
Net cash used in financing activities	(160,194)	(274,385)	(332,936)
Effect of foreign currency exchange rate changes on cash and cash equivalents	377	77	(91)
Net (decrease) increase in cash and cash equivalents	49,874	(66,986)	(140,795)
Cash and cash equivalents as of the beginning of the year	164,202	231,188	371,983
Cash and cash equivalents as of the end of the year	214,076	164,202	231,188
Supplemental disclosure of cash flow information:
Income tax paid	12,940	¥ 22,692	¥ 13,715
Issuance of warrants in connection with the separation from Fang	¥ 207